Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all pension plans	$ 283.3	$ 267.6
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	283.3	267.6
Fair value of plan assets	243.9	234.1
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 283.9	$ 276.8